Segment Reporting - Schedule of Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 5,126,250	$ 3,382,432
Cost of revenue	(3,222,383)	(1,958,632)
Gross profit	1,903,867	1,423,800
Share of loss from operation of associate	(479)	(9,843)
Selling, general and administrative expenses and other income	(1,863,721)	(1,456,934)
Income from operations	39,667	(42,977)
TOTAL ASSETS	4,754,814	4,162,840
Capital expenditure	109,262	138,343
Fintech [Member]
Segment Reporting Information [Line Items]
Revenue	1,913,450	1,257,270
Cost of revenue	(1,182,159)	(680,714)
Gross profit	731,291	576,556
Share of loss from operation of associate
Selling, general and administrative expenses and other income	(533,405)	(475,263)
Income from operations	197,886	101,293
TOTAL ASSETS	1,364,319	1,357,920
Capital expenditure	31,351	45,127
Regtech [Member]
Segment Reporting Information [Line Items]
Revenue	2,288,747	1,801,730
Cost of revenue	(1,202,576)	(844,455)
Gross profit	1,086,171	957,275
Share of loss from operation of associate	(479)	(4,032)
Selling, general and administrative expenses and other income	(952,573)	(631,910)
Income from operations	133,119	321,333
TOTAL ASSETS	2,432,223	1,805,491
Capital expenditure	55,891	60,002
RPA [Member]
Segment Reporting Information [Line Items]
Revenue	924,053	323,432
Cost of revenue	(837,648)	(433,463)
Gross profit	86,405	(110,031)
Share of loss from operation of associate		(5,811)
Selling, general and administrative expenses and other income	(377,743)	(349,761)
Income from operations	(291,338)	(465,603)
TOTAL ASSETS	958,272	999,429
Capital expenditure	22,020	33,214
MALAYSIA
Segment Reporting Information [Line Items]
Revenue	5,126,250	3,382,432
Cost of revenue	(3,222,383)	(1,958,632)
Gross profit	1,903,867	1,423,800
Share of loss from operation of associate	(479)	(9,843)
Selling, general and administrative expenses and other income	(1,462,543)	(1,229,726)
Income from operations	440,845	184,231
TOTAL ASSETS	4,726,544	4,127,080
Capital expenditure	109,262	138,343
Non-Malaysia [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenue
Gross profit
Share of loss from operation of associate
Selling, general and administrative expenses and other income	(401,178)	(227,208)
Income from operations	(401,178)	(227,208)
TOTAL ASSETS	28,270	35,760
Capital expenditure